Prospectus Supplement dated April 23, 2021
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Endeavor Select Variable Annuity	273417 CG (5/20) / May 1, 2020	273480 R (4/13) / April 29, 2013
RiverSource ® AccessChoice Select Variable Annuity	273416 CG (5/20) / May 1, 2020
RiverSource ® Innovations Classic Select Variable Annuity	45312 CG (5/20) / May 1, 2020
RiverSource ® Innovations Select Variable Annuity	45304 CG (5/20) / May 1, 2020	45313 V (4/13) / April 29, 2013
RiverSource ® Signature One Select Variable Annuity	45301 CG (5/20) / May 1, 2020
RiverSource ® Signature Select Variable Annuity	45300 CG (5/20) / May 1, 2020
RiverSource ® FlexChoice Select Variable Annuity	45307 CG (5/20) / May 1, 2020
RiverSource ® Innovations Variable Annuity	45273 CG (5/20) / May 1, 2020	45282 J (5/08) / May 1, 2008
RiverSource ® Innovations Classic Variable Annuity	45281 CG (5/20) / May 1, 2020
Evergreen Essential Variable Annuity	45276 CG (5/20) / May 1, 2020
Evergreen Pathways Variable Annuity	45275 CG (5/20) / May 1, 2020
Evergreen Privilege Variable Annuity	45277 CG (5/20) / May 1, 2020
Evergreen New Solutions Variable Annuity	45272 CG (5/20) / May 1, 2020
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
Effective on or about the close of business April 30, 2021, the Invesco V.I. Value Opportunities Fund – Series II Shares (the “Target Fund”) will merge into Invesco V.I. American Value Fund – Series II Shares (the “Acquiring Fund”) and the Target Fund will no longer be available as an investment option under your contact.
Upon the merger, the Acquiring Fund will be added as an investment option under your contract.
The section in your prospectus titled “The Variable Account and the Funds” is hereby amended to include description for the new underlying fund as follows:
Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. American Value Fund – Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-45304-16 A (04/21)
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